Subsidiary Notes Payable - Schedule of Convertible Notes Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes [Roll Forward]
Beginning balance	$ 2,345
Ending balance	3,699	$ 2,345
Convertible notes
Convertible Notes [Roll Forward]
Beginning balance	248	2,696
Gross principal - issuance of notes - financing activity		393
Accrued interest on convertible notes - finance costs	13	60
Change in fair value		502
Deconsolidation		(3,403)
Ending balance	260	248
Knode | Convertible notes
Convertible Notes [Roll Forward]
Beginning balance	99	94
Gross principal - issuance of notes - financing activity		0
Accrued interest on convertible notes - finance costs	5	5
Change in fair value		0
Deconsolidation		0
Ending balance	104	99
Appeering | Convertible notes
Convertible Notes [Roll Forward]
Beginning balance	149	141
Gross principal - issuance of notes - financing activity		0
Accrued interest on convertible notes - finance costs	8	8
Change in fair value		0
Deconsolidation		0
Ending balance	156	149
Sonde | Convertible notes
Convertible Notes [Roll Forward]
Beginning balance	0	2,461
Gross principal - issuance of notes - financing activity		393
Accrued interest on convertible notes - finance costs	0	48
Change in fair value		502
Deconsolidation		(3,403)
Ending balance	$ 0	$ 0